SEGMENT REPORTING (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEGMENT REPORTING
Revenue	R 127,392.4	R 72,925.4	R 50,656.4
Cost of sales, before amortisation and depreciation	(75,776.4)	(56,100.4)	(41,515.2)
Net other cash costs	(2,231.1)	(1,869.0)	(771.8)
Amortisation and depreciation	(7,592.4)	(7,214.1)	(6,613.8)
Interest income	1,065.4	560.4	482.1
Finance expense	(3,151.8)	(3,302.5)	(3,134.7)
Share-based payments	(512.4)	(363.3)	(299.4)
Net other costs	(393.6)	(4,925.8)	3,284.0
Non-underlying items	(1,550.1)	(567.0)	(3,311.9)
Royalties and carbon tax	1,770.2	443.9	212.6
Current taxation	(5,374.3)	(1,848.7)	(95.3)
Deferred taxation	516.1	3,581.7	(988.5)
Profit/(loss) for the period	30,621.6	432.8	(2,520.7)
Adjusted EBITDA	49,384.9	14,956.0	8,369.4
Attributable to:
Owners of the parent	29,311.9	62.1	(2,499.6)
Non-controlling interests	1,309.7	370.7	(21.1)
Sustaining capital expenditure	(2,816.7)	(2,039.3)	(1,271.2)
Ore reserve development	(4,150.2)	(3,401.9)	(3,530.4)
Growth projects	(2,648.5)	(2,264.9)	(2,279.2)
Total capital expenditure	(9,615.4)	(7,706.1)	(7,080.8)
Repayment Of Lease Liabilities, Gross	147.7	131.7
Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	91,369.9	51,528.2	38,605.7
Cost of sales, before amortisation and depreciation	(45,502.4)	(36,520.3)	(30,248.7)
Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	10,726.0	6,876.0	4,608.0
Cost of sales, before amortisation and depreciation	(5,856.5)	(5,611.5)	(4,070.0)
Market For Recycled Products [Member]
SEGMENT REPORTING
Revenue	25,296.5	14,521.2	7,442.7
Cost of sales, before amortisation and depreciation	(24,417.5)	R (13,968.6)	R (7,196.5)
Marikana operations
Attributable to:
Period of time for which results are included		7 months
DRD Gold Segment [Member]
Attributable to:
Period of time for which results are included			5 months
South Africa Region [Member]
SEGMENT REPORTING
Revenue	82,781.4	R 46,222.6	R 34,810.3
Cost of sales, before amortisation and depreciation	(43,773.0)	(36,531.0)	(29,794.3)
Net other cash costs	(2,163.6)	(1,864.8)	(771.8)
Amortisation and depreciation	(4,864.9)	(4,928.5)	(4,379.4)
Interest income	786.8	415.2	398.9
Finance expense	(1,772.4)	(2,071.0)	(1,177.3)
Share-based payments	(432.2)	(309.9)	(263.7)
Net other costs	(425.0)	(4,934.1)	3,215.2
Non-underlying items	(1,385.3)	(123.4)	(2,932.7)
Royalties and carbon tax	1,770.2	443.9	212.6
Current taxation	(4,352.8)	(1,367.4)	(333.6)
Deferred taxation	1,197.6	2,145.4	807.2
Profit/(loss) for the period	23,826.4	(3,790.8)	(633.8)
Adjusted EBITDA	36,844.8	7,826.8	4,244.2
Attributable to:
Owners of the parent	22,516.7	(4,161.5)	(612.7)
Non-controlling interests	1,309.7	370.7	(21.1)
Sustaining capital expenditure	(2,018.6)	(1,717.6)	(1,011.0)
Ore reserve development	(2,911.0)	(2,365.7)	(2,531.5)
Growth projects	(263.6)	(229.9)	(705.2)
Total capital expenditure	(5,193.2)	(4,313.2)	(4,247.7)
South Africa Region [Member] | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	72,055.4	39,346.6	30,202.3
Cost of sales, before amortisation and depreciation	(37,916.5)	(30,919.5)	(25,724.3)
South Africa Region [Member] | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	10,726.0	6,876.0	4,608.0
Cost of sales, before amortisation and depreciation	(5,856.5)	(5,611.5)	(4,070.0)
South Africa Region [Member] | Platinum
SEGMENT REPORTING
Revenue	54,912.6	27,578.4	15,153.6
Cost of sales, before amortisation and depreciation	(24,722.6)	(18,196.7)	(12,096.0)
Net other cash costs	(1,115.5)	(585.5)	(175.8)
Amortisation and depreciation	(2,072.4)	(1,919.0)	(1,074.4)
Interest income	222.1	145.8	83.5
Finance expense	(661.8)	(704.2)	(422.4)
Share-based payments	(90.1)
Net other costs	1,223.6	(1,513.2)	726.3
Non-underlying items	149.0	258.8	(29.7)
Royalties and carbon tax	1,625.4	358.2	162.0
Current taxation	(3,860.3)	(1,303.7)	(278.5)
Deferred taxation	957.6	14.1	(192.6)
Profit/(loss) for the period	23,316.8	3,416.6	1,532.0
Adjusted EBITDA	29,074.5	8,796.2	2,881.8
Attributable to:
Owners of the parent	22,650.9	3,355.0	1,529.3
Non-controlling interests	665.9	61.6	2.7
Sustaining capital expenditure	(1,052.1)	(1,203.2)	(464.4)
Ore reserve development	(1,124.8)	(1,029.2)	(477.9)
Growth projects	(19.7)	(15.2)	(57.7)
Total capital expenditure	(2,196.6)	(2,247.6)	(1,000.0)
South Africa Region [Member] | Platinum | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	52,142.3	26,616.5	14,045.1
Cost of sales, before amortisation and depreciation	(23,551.2)	(17,207.9)	(11,131.4)
South Africa Region [Member] | Platinum | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	2,770.3	961.9	1,108.5
Cost of sales, before amortisation and depreciation	(1,171.4)	(988.8)	(964.6)
South Africa Region [Member] | Gold
SEGMENT REPORTING
Revenue	27,868.8	18,644.2	19,656.7
Cost of sales, before amortisation and depreciation	(19,050.4)	(18,334.3)	(17,698.3)
Net other cash costs	(1,048.1)	(1,279.3)	(596.0)
Amortisation and depreciation	(2,792.5)	(3,009.5)	(3,305.0)
Interest income	564.7	269.4	315.4
Finance expense	(1,110.6)	(1,366.8)	(754.9)
Share-based payments	(342.1)	(309.9)	(263.7)
Net other costs	(1,648.6)	(3,420.9)	2,488.9
Non-underlying items	(1,534.3)	(382.2)	(2,903.0)
Royalties and carbon tax	144.8	85.7	50.6
Current taxation	(492.5)	(63.7)	(55.1)
Deferred taxation	240.0	2,131.3	999.8
Profit/(loss) for the period	509.6	(7,207.4)	(2,165.8)
Adjusted EBITDA	7,770.3	(969.4)	1,362.4
Attributable to:
Owners of the parent	(134.2)	(7,516.5)	(2,142.0)
Non-controlling interests	643.8	309.1	(23.8)
Sustaining capital expenditure	(966.5)	(514.4)	(546.6)
Ore reserve development	(1,786.2)	(1,336.5)	(2,053.6)
Growth projects	(243.9)	(214.7)	(647.5)
Total capital expenditure	(2,996.6)	(2,065.6)	(3,247.7)
South Africa Region [Member] | Gold | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	19,913.1	12,730.1	16,157.2
Cost of sales, before amortisation and depreciation	(14,365.3)	(13,711.6)	(14,592.9)
South Africa Region [Member] | Gold | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	7,955.7	5,914.1	3,499.5
Cost of sales, before amortisation and depreciation	(4,685.1)	(4,622.7)	(3,105.4)
US Region/ Stillwater
SEGMENT REPORTING
Revenue	45,154.1	26,864.5	15,872.8
Cost of sales, before amortisation and depreciation	(32,003.4)	(19,569.4)	(11,720.9)
Net other cash costs	(67.5)	(4.2)
Amortisation and depreciation	(2,727.5)	(2,285.6)	(2,234.4)
Interest income	278.6	145.2	83.2
Finance expense	(1,057.3)	(920.7)	(1,797.1)
Share-based payments	(80.2)	(53.4)	(35.7)
Net other costs	31.4	8.3	68.8
Non-underlying items	(92.5)	(74.6)	(210.7)
Current taxation	(976.4)	(481.3)	238.3
Deferred taxation	(681.5)	1,436.3	(1,795.7)
Profit/(loss) for the period	7,777.8	5,065.1	(1,531.4)
Adjusted EBITDA	13,083.2	7,290.9	4,151.9
Attributable to:
Owners of the parent	7,777.8	5,065.1	(1,531.4)
Sustaining capital expenditure	(798.1)	(321.7)	(260.2)
Ore reserve development	(1,239.2)	(1,036.2)	(998.9)
Growth projects	(2,384.9)	(2,035.0)	(1,574.0)
Total capital expenditure	(4,422.2)	(3,392.9)	(2,833.1)
US Region/ Stillwater | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	19,857.6	12,343.3	8,430.1
Cost of sales, before amortisation and depreciation	(7,585.9)	(5,600.8)	(4,524.4)
US Region/ Stillwater | Market For Recycled Products [Member]
SEGMENT REPORTING
Revenue	25,296.5	14,521.2	7,442.7
Cost of sales, before amortisation and depreciation	(24,417.5)	(13,968.6)	(7,196.5)
Attributable to:
Total capital expenditure	(3.4)
Operating segments | South Africa Region [Member] | Rustenburg Operations
SEGMENT REPORTING
Revenue	20,428.7	10,499.5	11,372.5
Cost of sales, before amortisation and depreciation	(9,588.7)	(6,466.9)	(9,203.9)
Net other cash costs	50.9	(156.1)	(121.1)
Amortisation and depreciation	(806.1)	(914.4)	(697.1)
Interest income	27.3	44.6	20.2
Finance expense	(2,841.2)	(1,407.5)	(1,890.6)
Share-based payments	(36.0)
Net other costs	(3,846.7)	(11,381.8)	4,348.0
Non-underlying items	590.8	2.4	(30.7)
Royalties and carbon tax	924.2	296.1	156.5
Current taxation	(2,634.9)	(780.3)	(277.4)
Deferred taxation	98.1	30.0	(15.5)
Profit/(loss) for the period	518.0	(10,826.6)	3,347.9
Adjusted EBITDA	10,890.9	3,876.5	2,047.5
Attributable to:
Owners of the parent	518.0	(10,826.6)	3,347.9
Sustaining capital expenditure	(325.6)	(316.3)	(313.5)
Ore reserve development	(417.0)	(500.6)	(477.9)
Growth projects		(1.8)	(0.6)
Total capital expenditure	(742.6)	(818.7)	(792.0)
Operating segments | South Africa Region [Member] | Rustenburg Operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	18,521.1	9,901.1	10,460.7
Cost of sales, before amortisation and depreciation	(8,732.3)	(5,691.7)	(8,392.0)
Operating segments | South Africa Region [Member] | Rustenburg Operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	1,907.6	598.4	911.8
Cost of sales, before amortisation and depreciation	(856.4)	(775.2)	(811.9)
Operating segments | South Africa Region [Member] | Marikana operations
SEGMENT REPORTING
Revenue	26,864.8	11,187.9
Cost of sales, before amortisation and depreciation	(13,232.0)	(8,439.9)
Net other cash costs	(789.4)	(299.9)
Amortisation and depreciation	(818.4)	(500.4)
Interest income	106.5	30.9
Finance expense	(258.8)	(282.4)
Share-based payments	(41.1)
Net other costs	2,131.5	12.9
Non-underlying items	(434.8)	212.7
Royalties and carbon tax	691.5	54.5
Current taxation	92.3	13.3
Deferred taxation	951.0
Profit/(loss) for the period	13,880.1	1,880.6
Adjusted EBITDA	12,843.4	2,448.1
Attributable to:
Owners of the parent	13,229.6	1,821.6
Non-controlling interests	650.5	59.0
Sustaining capital expenditure	(515.2)	(660.4)
Ore reserve development	(707.8)	(528.6)
Total capital expenditure	(1,223.0)	(1,189.0)
Operating segments | South Africa Region [Member] | Marikana operations | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	26,864.8	11,125.0
Cost of sales, before amortisation and depreciation	(13,232.0)	(8,439.9)
Operating segments | South Africa Region [Member] | Marikana operations | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue		62.9
Operating segments | South Africa Region [Member] | Kroondal
SEGMENT REPORTING
Revenue	7,972.8	5,590.4	3,584.4
Cost of sales, before amortisation and depreciation	(2,803.3)	(3,076.3)	(2,739.4)
Net other cash costs	(76.0)	(103.4)	(52.7)
Amortisation and depreciation	(409.9)	(494.8)	(370.4)
Interest income	84.0	67.1	60.3
Finance expense	(136.5)	(146.9)	(130.5)
Share-based payments	(13.0)
Net other costs	121.8	(0.3)	137.6
Non-underlying items	(7.0)	44.8	0.4
Royalties and carbon tax	9.8	7.6	5.5
Current taxation	(1,299.7)	(536.0)
Deferred taxation	(34.1)	(0.7)	(168.9)
Profit/(loss) for the period	3,389.3	1,336.3	315.3
Adjusted EBITDA	5,093.5	2,410.7	792.3
Attributable to:
Owners of the parent	3,389.3	1,336.3	315.3
Sustaining capital expenditure	(187.8)	(212.8)	(141.4)
Total capital expenditure	(187.8)	(212.8)	(141.4)
Operating segments | South Africa Region [Member] | Kroondal | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	7,972.8	5,590.4	3,584.4
Cost of sales, before amortisation and depreciation	(2,803.3)	(3,076.3)	(2,739.4)
Operating segments | South Africa Region [Member] | Platinum Mile
SEGMENT REPORTING
Revenue	950.3	300.6	196.7
Cost of sales, before amortisation and depreciation	(402.6)	(213.6)	(152.7)
Net other cash costs	(240.5)	(25.3)	(1.2)
Amortisation and depreciation	(33.9)	(4.8)	(3.0)
Interest income	2.8	1.3	1.3
Net other costs	(14.0)	1.1	0.7
Current taxation	(14.8)
Deferred taxation	(58.4)	(16.5)	(9.2)
Profit/(loss) for the period	188.9	42.8	32.6
Adjusted EBITDA	307.2	61.7	42.8
Attributable to:
Owners of the parent	173.3	39.3	29.9
Non-controlling interests	15.6	3.5	2.7
Sustaining capital expenditure	(23.3)	(13.3)	(9.5)
Growth projects	(19.7)	(13.4)	(57.1)
Total capital expenditure	(43.0)	(26.7)	(66.6)
Operating segments | South Africa Region [Member] | Platinum Mile | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	950.3	300.6	196.7
Cost of sales, before amortisation and depreciation	(402.6)	(213.6)	(152.7)
Operating segments | South Africa Region [Member] | Mimosa
SEGMENT REPORTING
Revenue	3,894.5	2,342.6	1,857.5
Cost of sales, before amortisation and depreciation	(1,601.1)	(1,336.3)	(1,235.7)
Net other cash costs	(58.6)	(8.0)	(6.7)
Amortisation and depreciation	(281.5)	(218.7)	(191.6)
Interest income	4.0	2.2	0.1
Finance expense	(14.0)	(21.8)	(13.0)
Net other costs	(16.2)	(137.2)	(9.2)
Non-underlying items		(27.5)
Royalties and carbon tax	135.2	77.1	57.6
Current taxation	(450.3)	(135.5)	(103.4)
Deferred taxation	(41.9)	(5.6)	(29.9)
Profit/(loss) for the period	1,299.7	377.1	210.5
Adjusted EBITDA	2,234.8	998.3	615.1
Attributable to:
Owners of the parent	1,299.7	377.1	210.5
Sustaining capital expenditure	(413.9)	(343.1)	(170.9)
Total capital expenditure	(413.9)	(343.1)	(170.9)
Operating segments | South Africa Region [Member] | Mimosa | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	3,894.5	2,342.6	1,857.5
Cost of sales, before amortisation and depreciation	(1,601.1)	(1,336.3)	(1,235.7)
Operating segments | South Africa Region [Member] | Driefontein
SEGMENT REPORTING
Revenue	6,793.5	3,303.1	5,111.2
Cost of sales, before amortisation and depreciation	(4,863.6)	(4,438.6)	(5,709.3)
Net other cash costs	(65.6)	(197.6)	(50.2)
Amortisation and depreciation	(932.1)	(920.5)	(1,200.9)
Interest income	67.3	60.1	94.3
Finance expense	(156.4)	(242.8)	(234.9)
Share-based payments	(21.8)		(0.2)
Net other costs	19.5	17.5	(362.8)
Non-underlying items	(27.3)	(169.5)	(2,157.6)
Royalties and carbon tax	72.9	16.6	(1.4)
Current taxation	(9.4)	(22.7)	63.9
Deferred taxation	(232.9)	74.8	922.9
Profit/(loss) for the period	498.3	(2,552.8)	(3,522.2)
Adjusted EBITDA	1,864.3	(1,333.1)	(648.3)
Attributable to:
Owners of the parent	498.3	(2,552.8)	(3,522.2)
Sustaining capital expenditure	(186.5)	(163.0)	(228.1)
Ore reserve development	(742.3)	(512.9)	(817.1)
Growth projects			(0.4)
Total capital expenditure	(928.8)	(675.9)	(1,045.6)
Operating segments | South Africa Region [Member] | Driefontein | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	6,793.5	3,301.4	4,782.4
Cost of sales, before amortisation and depreciation	(4,863.6)	(4,428.6)	(5,386.7)
Operating segments | South Africa Region [Member] | Driefontein | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue		1.7	328.8
Cost of sales, before amortisation and depreciation		(10.0)	(322.6)
Operating segments | South Africa Region [Member] | Kloof
SEGMENT REPORTING
Revenue	9,795.0	6,808.5	8,131.7
Cost of sales, before amortisation and depreciation	(6,879.6)	(6,872.9)	(6,364.8)
Net other cash costs	(104.3)	(152.7)	(44.8)
Amortisation and depreciation	(1,092.1)	(1,200.9)	(1,378.8)
Interest income	58.6	53.0	72.0
Finance expense	(150.5)	(242.9)	(245.9)
Share-based payments	(25.9)
Net other costs	30.0	31.0	(110.3)
Non-underlying items	(18.3)	(35.1)	27.2
Royalties and carbon tax	114.8	34.2	29.0
Current taxation	9.2	(5.5)	(75.3)
Deferred taxation	(322.3)	150.4	313.1
Profit/(loss) for the period	1,185.0	(1,501.3)	295.1
Adjusted EBITDA	2,811.1	(217.1)	1,722.1
Attributable to:
Owners of the parent	1,185.0	(1,501.3)	295.1
Sustaining capital expenditure	(392.0)	(238.1)	(220.6)
Ore reserve development	(722.2)	(590.4)	(839.6)
Growth projects	(155.4)	(108.9)	(141.8)
Total capital expenditure	(1,269.6)	(937.4)	(1,202.0)
Operating segments | South Africa Region [Member] | Kloof | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	8,109.4	5,552.4	6,937.9
Cost of sales, before amortisation and depreciation	(5,885.6)	(5,741.1)	(5,352.2)
Operating segments | South Africa Region [Member] | Kloof | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	1,685.6	1,256.1	1,193.8
Cost of sales, before amortisation and depreciation	(994.0)	(1,131.8)	(1,012.6)
Operating segments | South Africa Region [Member] | Beatrix
SEGMENT REPORTING
Revenue	4,663.8	3,798.2	4,601.3
Cost of sales, before amortisation and depreciation	(3,713.8)	(3,669.2)	(3,910.8)
Net other cash costs	(97.0)	(179.8)	(37.2)
Amortisation and depreciation	(490.5)	(640.0)	(635.3)
Interest income	35.6	31.4	40.0
Finance expense	(107.1)	(141.1)	(143.6)
Share-based payments	(18.6)
Net other costs	27.9	13.4	(57.8)
Non-underlying items	(40.3)	(112.4)	(156.6)
Royalties and carbon tax	46.1	30.8	18.8
Current taxation	(5.0)	(13.3)	5.5
Deferred taxation	(88.7)	89.9	127.8
Profit/(loss) for the period	120.2	(853.7)	(185.5)
Adjusted EBITDA	853.0	(50.8)	653.3
Attributable to:
Owners of the parent	120.2	(853.7)	(185.5)
Sustaining capital expenditure	(93.1)	(70.5)	(82.6)
Ore reserve development	(321.7)	(233.2)	(396.9)
Growth projects	(0.2)	(2.1)	(1.7)
Total capital expenditure	(415.0)	(305.8)	(481.2)
Operating segments | South Africa Region [Member] | Beatrix | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	4,499.8	3,576.9	4,467.8
Cost of sales, before amortisation and depreciation	(3,616.3)	(3,525.3)	(3,841.0)
Operating segments | South Africa Region [Member] | Beatrix | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	164.0	221.3	133.5
Cost of sales, before amortisation and depreciation	(97.5)	(143.9)	(69.8)
Operating segments | South Africa Region [Member] | Cooke
SEGMENT REPORTING
Revenue	1,039.6	828.4	841.8
Cost of sales, before amortisation and depreciation	(671.0)	(617.3)	(693.4)
Net other cash costs	(641.7)	(568.6)	(573.4)
Amortisation and depreciation	(13.6)	(15.1)	(5.7)
Interest income	45.4	39.8	41.7
Finance expense	(100.4)	(73.7)	(78.1)
Net other costs	35.9	(113.9)	(106.2)
Non-underlying items	(3.6)	(6.9)	(50.6)
Royalties and carbon tax	5.2	4.1	4.2
Current taxation			0.8
Profit/(loss) for the period	(314.6)	(531.4)	(627.3)
Adjusted EBITDA	(273.1)	(357.5)	(425.0)
Attributable to:
Owners of the parent	(314.6)	(531.4)	(627.3)
Operating segments | South Africa Region [Member] | Cooke | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue		21.2	45.9
Cost of sales, before amortisation and depreciation	0.2	(16.6)	(13.0)
Operating segments | South Africa Region [Member] | Cooke | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	1,039.6	807.2	795.9
Cost of sales, before amortisation and depreciation	(671.2)	(600.7)	(680.4)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member]
SEGMENT REPORTING
Revenue	5,051.0	3,621.0	1,047.5
Cost of sales, before amortisation and depreciation	(2,922.4)	(2,736.3)	(1,020.0)
Net other cash costs	(43.7)	(30.7)	8.7
Amortisation and depreciation	(202.4)	(172.1)	(57.9)
Interest income	178.2	64.5	26.1
Finance expense	(57.9)	(73.0)	(33.0)
Share-based payments	(140.6)	(64.2)	(3.2)
Net other costs	30.4	81.6	(419.1)
Non-underlying items	(1.6)	4.3	(4.6)
Royalties and carbon tax	0.3
Current taxation	(491.6)	(69.1)	(3.0)
Deferred taxation	(97.0)	(129.9)	(132.0)
Profit/(loss) for the period	1,302.1	496.1	(590.5)
Adjusted EBITDA	2,084.9	854.0	36.2
Attributable to:
Owners of the parent	659.4	188.7	(565.8)
Non-controlling interests	642.7	307.4	(24.7)
Sustaining capital expenditure	(294.9)	(42.8)	(14.5)
Growth projects	(46.2)	(39.0)	(303.3)
Total capital expenditure	(341.1)	(81.8)	(317.8)
Operating segments | South Africa Region [Member] | DRD Gold Segment [Member] | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	5,051.0	3,621.0	1,047.5
Cost of sales, before amortisation and depreciation	(2,922.4)	(2,736.3)	(1,020.0)
Material reconciling items [member]
SEGMENT REPORTING
Revenue	(543.1)	(161.7)	(26.7)
Finance expense	(322.1)	(310.8)	(160.3)
Non-underlying items	(72.3)	(369.0)	(168.5)
Current taxation	(45.1)
Profit/(loss) for the period	(982.6)	(841.5)	(355.5)
Adjusted EBITDA	(543.1)	(161.7)	(26.7)
Attributable to:
Owners of the parent	(982.6)	(841.5)	(355.5)
Material reconciling items [member] | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	(543.1)	(161.7)	(26.7)
Material reconciling items [member] | South Africa Region [Member] | Platinum
SEGMENT REPORTING
Revenue	(5,198.5)	(2,342.6)	(1,857.5)
Cost of sales, before amortisation and depreciation	2,905.1	1,336.3	1,235.7
Net other cash costs	(1.9)	7.2	5.9
Amortisation and depreciation	277.4	214.1	187.7
Interest income	(2.5)	(0.3)	1.6
Finance expense	2,588.7	1,154.4	1,611.7
Net other costs	2,847.2	9,992.1	(3,750.8)
Non-underlying items		26.4	0.6
Royalties and carbon tax	(135.3)	(77.1)	(57.6)
Current taxation	447.1	134.8	102.3
Deferred taxation	42.9	6.9	30.9
Profit/(loss) for the period	4,040.8	10,606.4	(2,374.3)
Adjusted EBITDA	(2,295.3)	(999.1)	(615.9)
Attributable to:
Owners of the parent	4,041.0	10,607.3	(2,374.3)
Non-controlling interests	(0.2)	(0.9)
Sustaining capital expenditure	413.7	342.7	170.9
Total capital expenditure	413.7	342.7	170.9
Material reconciling items [member] | South Africa Region [Member] | Platinum | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	(5,110.9)	(2,342.6)	(1,857.5)
Cost of sales, before amortisation and depreciation	2,817.5	1,336.3	1,235.7
Material reconciling items [member] | South Africa Region [Member] | Platinum | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	(87.6)
Cost of sales, before amortisation and depreciation	87.6
Material reconciling items [member] | South Africa Region [Member] | Gold
SEGMENT REPORTING
Revenue	525.9	285.0	(76.8)
Net other cash costs	(95.8)	(149.9)	100.9
Amortisation and depreciation	(61.8)	(60.9)	(26.4)
Interest income	179.6	20.6	41.3
Finance expense	(538.3)	(593.3)	(19.4)
Share-based payments	(135.2)	(245.7)	(260.3)
Net other costs	(1,792.3)	(3,450.5)	3,545.1
Non-underlying items	(1,443.2)	(62.6)	(560.8)
Royalties and carbon tax	(94.5)
Current taxation	4.3	46.9	(47.0)
Deferred taxation	980.9	1,946.1	(232.0)
Profit/(loss) for the period	(2,281.4)	(2,264.3)	2,464.6
Adjusted EBITDA	430.1	135.1	24.1
Attributable to:
Owners of the parent	(2,282.5)	(2,266.0)	2,463.7
Non-controlling interests	1.1	1.7	0.9
Sustaining capital expenditure			(0.8)
Growth projects	(42.1)	(64.7)	(200.3)
Total capital expenditure	(42.1)	(64.7)	(201.1)
Material reconciling items [member] | South Africa Region [Member] | Gold | Market For Mine Output, Underground Source [Member]
SEGMENT REPORTING
Revenue	510.4	278.2	R (76.8)
Material reconciling items [member] | South Africa Region [Member] | Gold | Market For Mine Output, Surface Source [Member]
SEGMENT REPORTING
Revenue	R 15.5	R 6.8